Earnings Per Share - Schedule of Computation of Diluted Loss Per Share Because Their Effects Would Have Been Anti-dilutive (Details) - shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	2,774,438	2,204,453
Share Options
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	113,155	213,661
Warrants
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	1,321,875	1,492,956
Management Earnout Shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	425,915	425,915
SAP Earnout Shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	34,186	34,186
Sponsor Earnout Shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	37,735	37,735
Shares Issuable Upon Conversion of Loan Notes
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Total	841,572	0